CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Cash flows from Operating Activities:
Net loss	€ (228)	$ (276)	€ (301)	€ (8,467)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Provision for loan losses	610	737	499	3,190
Net (gain) / loss on sale of premises and foreclosed assets	5		0	1
Other Than Temporary Impairment of AFS and HTM securities	0	0	2	26
Depreciation of premises and equipment	48	58	46	49
Amortization of software and other intangibles	39	47	42	40
Impairment of goodwill	0		0
Net cash provided by/(used in):
Cash and due from banks at beginning of year	679
Cash and due from banks at end of year	1,394	1,683	679
Continuing Discontinuing Operations
Cash flows from Operating Activities:
Net loss	(228)	(275)	(301)	(8,467)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Provision for loan losses	642	775	764	3,688
Net (gain) / loss on sale of premises and foreclosed assets	0	0	2	(64)
Net realized gain on sales of available-for-sale securities	(85)	(103)	(121)	(17)
Other Than Temporary Impairment of AFS and HTM securities	0	0	10	36
Equity in earnings of equity method investees	(3)	(4)	(2)	11
Depreciation of premises and equipment	55	66	78	106
Amortization of software and other intangibles	42	51	67	192
Impairment of goodwill	0	0	1	1,983
Impairment of equity method investments	0	0	0	22
Pension liability	22	27	34	36
Provision for deferred income taxes	(60)	(72)	(61)	(35)
Net (gain) / loss on the disposal of subsidiaries	196	237	(137)	0
Net (gain) / loss from changes in the fair value of financial instruments designated at fair value	(9)	(11)	27	(41)
Gain on debt extinguishment	0	0	0	(27)
Gain from bargain purchase on business combination	0	0	0	0
Interest on financing obligation from sale of real estate	35	42	34	37
Impairment of assets classified as held for sale	170	205	5	3,619
Other non cash items including provisions for contingencies and impairment of other assets	14	17	33	341
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets market-to-market through the profit and loss	(506)	(611)	230	(635)
Accrued interest receivable	31	37	213	37
Other assets	2	2	(147)	(204)
Accounts payable, accrued expenses and other liabilities	385	465	(360)	(331)
Insurance reserves	(258)	(312)	99	(154)
Cash flows provided by operating activities	445	536	468	133
Activities in available-for-sale securities:
Purchases	(5,287)	(6,384)	(4,123)	(3,384)
Sales proceeds	9,080	10,964	4,101	1,181
Maturities, prepayments and calls	2,983	3,602	2,948	2,303
Activities in held-to-maturity securities:
Purchases	0	0	(110)	(449)
Maturities, prepayments and calls	0	0	89	540
Acquisition of subsidiaries	0	0	(4)	0
Disposal of subsidiaries, net of cash disposed	678	819	3,283	0
Purchases of premises and equipment and intagibles	(188)	(227)	(177)	(316)
Proceeds from sales of premises and equipment and intagibles	13	16	14	104
Disposals / (acquisitions) of equity investments	9	11	1	(1)
Net cash provided by (used in):
Deposits with central bank	(238)	(287)	(352)	(4)
Loan origination and principal collections	1,220	1,473	881	118
Securities purchased under agreements to resell	(40)	(48)	(1)	85
Interest bearing deposits with banks	380	459	146	252
Other	0	0	0	0
Cash flows provided by investing activities	8,610	10,398	6,696	429
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	856	1,034	435	1,195
Principal repayments and retirements of long-term debt	(431)	(520)	(1,567)	(1,034)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 32 million in 2015 and EUR 30 million in 2016 relating to 2015 issuance)	0	0	(30)	1,421
Repayment of the convertible securities issued by the Bank to HFSF	0	0	(2,029)	0
Purchases of treasury stock	(33)	(40)	(34)	(67)
Proceeds from sales of treasury stock	34	41	34	66
Sale of Real Estate accounted for as financing obligation	(34)	(41)	(74)	(74)
Disposal of subsidiary shareholding without loss of control	0	0	0	1
Dividends paid to non-controlling interests	(2)	(2)	(2)	0
Net cash provided by/(used in):
Deposits	(7,735)	(9,340)	(10,570)	2,219
Securities sold under agreements to repurchase	(1,311)	(1,583)	4,822	(3,488)
Other borrowed funds	47	57	735	(1,291)
Cash flows provided used in financing activities	(8,609)	(10,394)	(8,280)	(1,052)
Effect of exchange rate change on cash and due from banks	1	2	(28)	(68)
Net (decrease) / increase in cash and due from banks	447	542	(1,144)	(558)
Cash and due from banks at beginning of year	1,025	1,238	2,169	2,727
Cash and due from banks at end of year	1,472	1,780	1,025	2,169
Cash paid for:
Income taxes	(129)	(156)	64	255
Interest	277	$ 334	1,181	1,955
Supplemental schedule of non cash investing and financing activities:
Common share capital increase of EUR 2,673 million out of which EUR 676 million through subscription in kind (see Note 33)	0		0	676
Common share capital increase of EUR 2,673 million out of which EUR 64 million through mandatory conversion of long term debt securities (see Note 33)	0		0	64
Common share capital increase of EUR 2,673 million out of which EUR 481 million through conversion of preference shares (see Note 33)	0		0	481
Contribution by HFSF of bonds issued by ESM in return for the convertible securities issued by the Bank (see Note 33)	€ 0		€ 0	€ 2,029